GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
	Year ended December 31,
	2014	2013	2012
Revenue from sales to customers:

Israel	$212	$260	$242
Europe	12,155	3,289	-

Total revenue	$12,367	$3,549	$242

	December 31,
	2014	2013
Long-lived assets:

Israel	$1,217	$567
United States	1,513	641

Total long-lived assets	$2,730	$1,208

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2014	2013	2012
Sales to a single customer exceeding 10%:

Customer A	98%	93%	100%